Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	Moonlake Immunotherapeutics
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 5
Entity Central Index Key	0001821586
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9